Interest income (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Interest Income (Details) [Line Items]
Cash in bank deposits interest averaging	3.60%	0.10%
Top of range
Interest Income (Details) [Line Items]
Cash in bank deposits interest averaging	5.10%	5.20%